Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Statement of Operations (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Condensed Consolidating Statements of Operations [Abstract]
Condensed Consolidating Statement Of Operations [Table Text Block]

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$28	$315	$1,679	$(245)	$1,777
Services	1	—	—	—	1
	29	315	1,679	(245)	1,778
Cost of sales
Products	381	124	1,273	(245)	1,533
Services	1	—	—	—	1
Cost of sales	382	124	1,273	(245)	1,534
Gross margin	(353)	191	406	—	244
Selling, general and administrative expenses	37	25	45	—	107
Restructuring expenses	1	—	26	—	27
Other expense (income), net	14	—	(1)	—	13
Operating (loss) income	(405)	166	336	—	97
Interest expense (income), net	13	(4)	—	—	9
Equity in net income of non-consolidated affiliates	—	—	41	—	41
(Loss) income before income taxes and earnings of subsidiaries	(418)	170	377	—	129
Provision for income taxes	(3)	1	26	—	24
(Loss) income before earnings of subsidiaries	(415)	169	351	—	105
Equity in earnings of consolidated subsidiaries	507	58	—	(565)	—
Income from continuing operations	92	227	351	(565)	105
Loss from discontinued operations, net of tax	(6)	7	(1)	—	—
Net income	86	234	350	(565)	105
Net income attributable to non-controlling interests	—	—	19	—	19
Net income attributable to Visteon Corporation	$86	$234	$331	$(565)	$86

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$172	$1,009	$4,698	$(777)	$5,102
Services	142	—	—	—	142
	314	1,009	4,698	(777)	5,244
Cost of sales
Products	214	637	4,481	(777)	4,555
Services	140	—	—	—	140
	354	637	4,481	(777)	4,695
Gross margin	(40)	372	217	—	549
Selling, general and administrative expenses	83	44	136	—	263
Restructuring expenses	5	1	8	—	14
Reorganization items, net	(8,594)	9,402	(1,746)	—	(938)
Asset impairments	4	—	—	—	4
Other expense (income), net	21	(1)	2	—	22
Operating income (loss)	8,441	(9,074)	1,817	—	1,184
Interest expense (income), net	181	(19)	(3)	—	159
Equity in net income of non-consolidated affiliates	1	—	104	—	105
Income (loss) before income taxes and earnings of subsidiaries	8,261	(9,055)	1,924	—	1,130
Provision for income taxes	2	—	146	—	148
Income (loss) before earnings of subsidiaries	8,259	(9,055)	1,778	—	982
Equity in earnings of consolidated subsidiaries	(7,273)	1,371	—	5,902	—
Income (loss) from continuing operations	986	(7,684)	1,778	5,902	982
Income from discontinued operations, net of tax	(46)	63	(3)	—	14
Net income (loss)	940	(7,621)	1,775	5,902	996
Net income attributable to non-controlling interests	—	—	56	—	56
Net income attributable to Visteon Corporation	$940	$(7,621)	$1,719	$5,902	$940

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales	$194	$1,497	$7,045	$(1,204)	$7,532
Cost of sales	391	1,200	6,527	(1,204)	6,914
Gross margin	(197)	297	518	—	618
Selling, general and administrative expenses	102	67	218	—	387
Restructuring expenses	—	—	24	—	24
Other expense (income), net	3	(6)	(2)	—	(5)
Deconsolidation gains	—	—	(8)	—	(8)
Operating (loss) income	(302)	236	286	—	220
Interest expense (income), net	38	(12)	1	—	27
Loss on debt extinguishment	24	—	—	—	24
Equity in net income of non-consolidated affiliates	—	—	168	—	168
(Loss) income before income taxes and earnings of subsidiaries	(364)	248	453	—	337
Provision for income taxes	—	—	127	—	127
(Loss) income before earnings of subsidiaries	(364)	248	326	—	210
Equity in earnings of consolidated subsidiaries	490	172	—	(662)	—
Income from continuing operations	126	420	326	(662)	210
Loss from discontinued operations, net of tax	(46)	57	(67)	—	(56)
Net income	80	477	259	(662)	154
Net income attributable to non-controlling interests	—	—	74	—	74
Net income attributable to Visteon Corporation	$80	$477	$185	$(662)	$80

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$221	$1,334	$5,432	$(924)	$6,063
Services	265	—	—	—	265
	486	1,334	5,432	(924)	6,328
Cost of sales
Products	408	912	5,053	(924)	5,449
Services	261	—	—	—	261
	669	912	5,053	(924)	5,710
Gross margin	(183)	422	379	—	618
Selling, general and administrative expenses	80	62	179	—	321
Restructuring expenses	33	8	39	—	80
Reimbursement from escrow account	62	—	—	—	62
Reorganization items	60	—	—	—	60
Deconsolidation gain	(95)	—	—	—	(95)
Asset impairments	—	5	5	—	10
Other (income) expense, net	(20)	—	—	—	(20)
Operating (loss) income	(179)	347	156	—	324
Interest expense (income), net	109	(9)	6	—	106
Equity in net (loss) income of non-consolidated affiliates	(1)	—	82	—	81
(Loss) income before income taxes and earnings of subsidiaries	(289)	356	232	—	299
(Benefit from) provision for income taxes	(3)	1	74	—	72
(Loss) income before earnings of subsidiaries	(286)	355	158	—	227
Equity in earnings of consolidated subsidiaries	445	477	—	(922)	—
Income from continuing operations	159	832	158	(922)	227
Loss from discontinued operations, net of tax	(31)	9	(21)	—	(43)
Net income	128	841	137	(922)	184
Net income attributable to non-controlling interests	—	—	56	—	56
Net income attributable to Visteon Corporation	$128	$841	$81	$(922)	$128